Other Assets and Non-current Assets Held for Sale - Schedule of Other Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets for leasing	$ 18,724	$ 33,991
Other assets	752,137	467,806
Deposits in guarantee	33,786	30,016
Accounts and notes receivable	48,017	147,248
Rights on brokerage transactions	158,687	52,361
Repossessed assets from leasing transactions	1,787	5,368
Rentals paid in advance		5,698
Prepaid expenses	21,179	19,674
Collateral for financial transactions (threshold)	407,529	155,641
Claims receivable from insurance companies	1,933	360
Asset management fees receivable	816	1,496
Insurance brokerage fees receivable	5,654	6,537
Other assets	72,749	43,407
Totals	$ 770,861	$ 501,797